Proposed Public Offering - Financing (Details) - Landcadia Holdings II, Inc - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Proceeds from public offering	$ 0	$ 316,250,000	$ 316,250,000	$ 0	$ 0
Proceeds from sale of private placement warrants	$ 0	$ 8,825,000	$ 8,825,000	$ 0	$ 0